GENERAL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 23, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash paid to acquire entity				$ 9,859
Acquisition transaction costs		$ 397
Backlog [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life		2 years 9 months 18 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life		4 years 4 months 24 days
Optenet SA [Member]
Business Acquisition [Line Items]
Acquisition date	Mar. 23, 2015
Cash paid to acquire entity	$ 9,859
Total purchase consideration	17,938
Fair value of contingent liability	$ 8,079	$ 5,267	$ 4,504
Payment term for contingent consideration	5 years
Optenet SA [Member] | Technology [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life		4 years 4 months 2 days
Optenet SA [Member] | Backlog [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life		2 years 9 months 18 days
Optenet SA [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life		4 years 9 months 18 days
Optenet [Member]
Business Acquisition [Line Items]
Contingent consideration payments cap based on achievement of certain thresholds of revenues		$ 27,500